Intangible Assets - Components of Intangible Assets (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 62,358	$ 62,358
Accumulated amortization	(53,770)	(46,266)
Net carrying amount	8,588	16,092
Investment Management Contracts
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	36,190	36,190
Accumulated amortization	(35,756)	(30,648)
Net carrying amount	434	5,542
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	23,518	23,518
Accumulated amortization	(15,364)	(13,258)
Net carrying amount	8,154	10,260
Technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,030	2,030
Accumulated amortization	(2,030)	(1,740)
Net carrying amount	0	290
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	620	620
Accumulated amortization	(620)	(620)
Net carrying amount	$ 0	$ 0